Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	CNL STRATEGIC RESIDENTIAL CREDIT, INC.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-56755
Entity, Tax Identification Number	33-3001463
Entity, Address, Address Line One	CNL Center at City Commons
Entity, Address, Address Line Two	450 South Orange Avenue
Entity, Address, City or Town	Orlando
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32801
City Area Code	407
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002066337